Deferred Tax - Summary of Estimated Recovery Period For Deferred Tax Balances (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Deferred tax liability	$ 241		$ 553
Total deferred tax liabilities	697		960
Deferred tax assets	1,376	$ 468	1,104
Total deferred tax assets	1,832		1,511
Net deferred tax assets	1,135		551
Recovered after more than 12 Months [member]
Statement [Line Items]
Deferred tax liability	690		957
Deferred tax assets	1,744		1,428
Recovered within 12 Months [member]
Statement [Line Items]
Deferred tax liability	7		3
Deferred tax assets	$ 88		$ 83